Investment Objectives and Goals - Kensington Credit Opportunities ETF	Dec. 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Kensington Credit Opportunities ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Kensington Credit Opportunities ETF (KAMO) (the “Fund”) seeks income and capital appreciation.